INVESTMENTS IN AFFILIATED AND OTHER COMPANY (Schedule of Investment in Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 4,705	$ 1,016
BRINGG [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	3,082	$ 1,016
IRT [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	1,662
Other [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ (39)